Acquisitions - Summary Of Company's Acquisition Activity (Detail)	12 Months Ended
Jun. 30, 2021
SunNuclear
Business Acquisition [Line Items]
Company Name	Sun Nuclear
Description of the Business	Sun Nuclear Corporation (“SNC” or “Sun Nuclear”) is a provider in radiation oncology quality assurance, delivering patient safety solutions for diagnostic imaging and radiation therapy centers around the world.
Description of the Acquisition	On December 18, 2020, the Company acquired 100% of the equity interest for approximately $258.1 million of purchase consideration, net of cash acquired.
Dosimetrics
Business Acquisition [Line Items]
Company Name	Dosimetrics
Description of the Business	Dosimetrics is a provider in the development and production of OSL personal radiation dosimeters and dosimetry solutions, including readers, erasers, software, accessories, and automation systems.
Description of the Acquisition	On December 1, 2020, the Company acquired 100% of the equity interest for approximately $3.0 million of purchase consideration, net of cash acquired.
Biodex
Business Acquisition [Line Items]
Company Name	Biodex
Description of the Business	Biodex is a manufacturer and distributor of medical devices and related replacement parts for physical and nuclear medicine, as well as medical imaging applications located in the United States.
Description of the Acquisition	On September 1, 2020, the Company acquired 100% of the equity interest for approximately $26.9 million of purchase consideration, net of cash acquired.
AWST
Business Acquisition [Line Items]
Company Name	AWST
Description of the Business	AWST is a provider of calibration and measurement technologies for radiation medicine applications.
Description of the Acquisition	On March 31, 2020, the Company acquired 100% of the equity interest for approximately €24.5 million (or $26.9 million) of purchase consideration.
Selmic
Business Acquisition [Line Items]
Company Name	Selmic
Description of the Business	Selmic is an electronic component manufacturer of sensors, modules, and devices serving in automotive, transportation, medical, security, defense, and telecom industries.
Description of the Acquisition	On October 31, 2019, the Company acquired 100% of the equity interest for approximately €9.1 million (or $10.2 million) of purchase consideration.
Premium Analyse
Business Acquisition [Line Items]
Company Name	Premium Analyse
Description of the Business	Premium Analyse is a provider in the radioactive gas detection market and measurement of tritium.
Description of the Acquisition	On July 19, 2019, the Company acquired 100% of the equity interest for approximately €7.9 million ($8.9 million) of purchase consideration.
Capintec
Business Acquisition [Line Items]
Company Name	Capintec
Description of the Business	Capintec is a provider of calibration and measurement technologies for nuclear medicine applications. Capintec provides solutions for applications in nuclear medicine, nuclear cardiology, oncology, endocrinology, diagnostic radiology, and radiation therapy.
Description of the Acquisition	On July 9, 2019, the Company acquired 100% of the equity interest for approximately $14.5 million of purchase consideration.
NRG Dosimetry Services Group
Business Acquisition [Line Items]
Company Name	NRG Dosimetry Services Group
Description of the Business	NRG Dosimetry Services Group is a provider of dosimetry services in the Netherlands.
Description of the Acquisition	On October 31, 2018, the Company acquired 100% of the equity interest for approximately €7.8 million (or $9.1 million) of purchase consideration.